Condensed Consolidated Statements of Stockholders' Deficit (USD $)	Total	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] Series A-2 [Member]	Convertible Preferred Stock [Member] Series B [Member]	Common Stock [Member]	Common Stock [Member] Series A-2 [Member]	Common Stock [Member] Series B [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series A-2 [Member]	Additional Paid-in Capital [Member] Series B [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series A-2 [Member]	Accumulated Deficit [Member] Series B [Member]
Beginning balance at Dec. 31, 2011	$ (10,422,034)	$ 8,199,909			$ 9,739			$ 670,514			$ (11,102,287)
Beginning balance, shares at Dec. 31, 2011		4,820,549			9,738,580
Issuance of convertible preferred stock in exchange for cash			8,476,074
Issuance of convertible preferred stock in exchange for cash, shares			4,011,135
Issuance of common stock upon exercise of options	31,716				156			31,560
Issuance of common stock upon exercise of options, shares	156,624				156,624
Common stock repurchased	(812)				(8)			(804)
Common stock repurchased, shares					(8,125)
Vesting of early exercised options	13,233				33			13,200
Stock-based compensation expense	333,466							333,466
Net loss	(15,041,958)										(15,041,958)
Ending balance at Dec. 31, 2012	(25,086,389)	16,675,983			9,920			1,047,936			(26,144,245)
Ending balance, shares at Dec. 31, 2012		8,831,684			9,887,079
Issuance of convertible preferred stock in exchange for cash				4,294,259
Issuance of convertible preferred stock in exchange for cash, shares				2,088,820
Issuance of Series B convertible preferred stock upon conversion of convertible debt and accrued interest	136,380	6,490,071
Issuance of Series B convertible preferred stock upon conversion of convertible debt and accrued interest, shares		3,090,524
Common stock warrants issued in connection with issuance of Series B convertible preferred stock		275
Common stock warrants issued in connection with issuance of Series B convertible preferred stock		(136,380)						136,380
Issuance of common stock upon exercise of options	65,593				94			65,499
Issuance of common stock upon exercise of options, shares	504,321				506,196
Common stock repurchased	(189)				(2)			(187)
Common stock repurchased, shares					(1,875)
Vesting of early exercised options	3,974				13			3,961
Compensation expense for options issued a non-employee	4,679							4,679
Stock-based compensation expense	390,618							390,618
Net loss	(11,887,374)										(11,887,374)
Ending balance at Dec. 31, 2013	$ (36,372,708)	$ 27,324,208			$ 10,025			$ 1,648,886			$ (38,031,619)
Ending balance, shares at Dec. 31, 2013		14,011,028			10,391,400